Schedule of Debt Securities Available for Sale Allowance for Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Balance, beginning of period	$ 32,288	$ 31,812	$ 32,288	$ 31,290	$ 31,290	$ 31,290
Credit related losses not previously recognized				522	998
Increase in amounts previously recognized		476		476
Balance, end of period	$ 32,288	$ 32,288	$ 32,288	$ 32,288	$ 32,288	$ 31,290